Cash and Cash Equivalents - Schedule of Cash and Cash Equivalents (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Cash and Cash Equivalents [Abstract]
Cash	$ 20	$ 12
Banks	177,013	344,809
Time deposits	135,614
Money market funds	33,833	26,192
Cash and cash equivalents	$ 346,480	$ 371,013